LAWSUIT SETTLEMENT	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
LAWSUIT SETTLEMENT

On November 5, 2012, LDM Group, LLC (“LDM”) commenced an action against the Company in the United States District Court for the Eastern District of Missouri, Eastern Division. The complaint alleged that OptimizeRx infringed on a patent issued on February 21, 2012 in favor of LDM. LDM alleged that its patent is an invention of a method for making available targeted content to a prescription medication patient while the patient is still in the physician’s office. According to LDM, the Company’s Integrated SampleMD uses systems and methods that perform the elements of the LDM patent and, therefore, infringes on its patent.  On February 25, 2013, a Settlement and Patent License Agreement was reached with LDM, and LDM subsequently dismissed the lawsuit with prejudice.  On April 23, 2013, however, LDM reinstituted the patent infringement action in the United States District Court for the Eastern District of Missouri, Eastern Division claiming that OptimizeRx breached the Settlement and Patent License Agreement. The Company continued to vigorously defend the OptimizeRx technology, preparing for litigation, depositions and patent protection while also positioning for legal actions against LDM. On February 28, 2014, a Settlement Agreement was reached with LDM, and the judge dismissed the case with prejudice on March 18, 2014. Per the terms of the settlement agreement, the Company paid a one-time fee of $400,000 and will pay LDM the greater of $0.37 per patient discount distributed by OptimizeRx or 10% of the total revenue earned by OptimizeRx for distribution and redemption of all patent discounts. This amount was included in operating expenses in the consolidated statement of operations for the three months ended March 31, 2014.